Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
July 31, 2022
SEA-NPRT3-0922
1.804844.118
Common Stocks - 94.8%
	Shares	Value ($)
Bermuda - 0.3%
Huanxi Media Group Ltd. (a)	21,609,015	3,468,498
Cayman Islands - 26.9%
Agora, Inc. ADR (a)	470,000	2,307,700
Akeso, Inc. (a)(b)(c)	1,438,379	3,847,942
Alibaba Group Holding Ltd. (a)	2,809,143	31,584,511
Alibaba Group Holding Ltd. sponsored ADR (a)	402,208	35,945,329
Antengene Corp. (a)(c)	3,408,163	2,253,324
Archosaur Games, Inc. (c)	2,297,989	1,425,650
Bairong, Inc. (a)(c)	1,995,726	2,283,038
BC Technology Group Ltd. (a)	3,282,217	1,271,091
Bilibili, Inc. ADR (a)(b)	683,973	16,716,300
Boqii Holding Ltd. ADR (a)(b)	143,483	264,023
Frontage Holdings Corp. (a)(c)	19,130,260	6,263,108
Innovent Biologics, Inc. (a)(c)	792,820	3,307,667
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)(c)	1,258,030	692,326
Kangji Medical Holdings Ltd. (b)	1,511,945	1,267,353
KE Holdings, Inc. ADR (a)	1,040,236	14,677,730
Kindstar Globalgene Technology, Inc. (a)(c)	4,511,265	1,339,029
Li Auto, Inc. Class A (a)	679,909	10,921,989
Medlive Technology Co. Ltd. (b)(c)	912,600	1,160,237
Meituan Class B (a)(c)	1,751,285	39,287,196
Microport Cardioflow Medtech Corp. (a)(c)	13,399,464	4,130,843
Ming Yuan Cloud Group Holdings Ltd. (b)	5,955,793	5,470,295
New Horizon Health Ltd. (a)(c)	2,072,618	6,217,933
Pinduoduo, Inc. ADR (a)	970,220	47,550,482
RLX Technology, Inc. ADR (a)	746,592	1,209,479
Sea Ltd. ADR (a)	60,551	4,621,252
Smoore International Holdings Ltd. (b)(c)	1,635,218	3,791,254
Sunac China Holdings Ltd. (d)	4,892,796	1,246,588
Tencent Holdings Ltd.	111,800	4,320,937
Wuxi Biologics (Cayman), Inc. (a)(c)	1,468,046	14,052,309
XPeng, Inc. ADR (a)	536,100	13,096,923
Zai Lab Ltd. (a)	493,310	2,014,113
Zai Lab Ltd. ADR (a)	103,820	4,207,825
TOTAL CAYMAN ISLANDS		288,745,776
China - 17.9%
Anhui Korrun Co. Ltd. (A Shares)	1,410,561	2,923,847
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	36,372	496,704
Beijing Shiji Information Technology Co. Ltd. (A Shares)	6,025,425	12,725,165
Beijing Sinohytec Co. Ltd. (A Shares)	469,480	7,354,699
DBAPPSecurity Ltd. (A Shares) (a)	74,300	1,506,227
Empyrean Technology Co. Ltd. (A Shares) (a)	516,000	5,766,955
Estun Automation Co. Ltd.:
(A Shares)	3,303,300	13,899,322
(A Shares)	2,768,128	11,647,474
Glodon Co. Ltd. (A Shares)	327,200	2,251,617
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	1,107,390	3,928,856
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	594,832	6,141,969
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	516,497	7,824,970
Hundsun Technologies, Inc. (A Shares)	959,836	6,052,540
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,255,500	6,578,720
Jiangxi Copper Co. Ltd. (A Shares)	2,340,400	5,864,653
Joinn Laboratories China Co. Ltd. (A Shares)	482,490	7,928,666
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(c)	1,296,269	1,519,214
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	355,206	7,741,523
Pharmaron Beijing Co. Ltd. (A Shares)	602,518	6,924,590
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	930,700	5,212,937
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,218,432	11,955,039
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	214,789	9,235,985
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	215,100	2,266,211
Sungrow Power Supply Co. Ltd. (A Shares)	783,342	14,421,161
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	2,142,876	3,849,037
Weihai Guangwei Composites Co. Ltd. (A Shares)	748,860	7,795,762
WuXi AppTec Co. Ltd. (H Shares) (c)	938,923	11,362,907
Yunnan Energy New Material Co. Ltd.	224,041	7,114,681
TOTAL CHINA		192,291,431
Germany - 2.0%
Delivery Hero AG (a)(c)	328,407	15,844,449
Shop Apotheke Europe NV (a)(c)	58,578	5,667,261
TOTAL GERMANY		21,511,710
Hong Kong - 2.4%
AIA Group Ltd.	1,866,471	18,751,782
Hong Kong Exchanges and Clearing Ltd.	154,631	7,096,087
TOTAL HONG KONG		25,847,869
India - 13.6%
Amber Enterprises India Ltd. (a)	82,758	2,612,017
Asian Paints Ltd.	118,323	4,992,882
Aster DM Healthcare Ltd. (a)(c)	719,776	2,086,516
Bajaj Finance Ltd.	43,957	4,018,636
Computer Age Management Services Private Ltd.	358,542	11,155,434
Delhivery Private Ltd.	481,573	3,873,018
Devyani International Ltd.	1,775,889	4,029,134
Dixon Technologies India Ltd.	150,868	7,069,550
HDFC Asset Management Co. Ltd. (c)	167,543	4,129,094
HDFC Bank Ltd.	276,651	5,046,230
Hindustan Aeronautics Ltd.	343,973	8,780,546
Housing Development Finance Corp. Ltd.	322,211	9,712,628
Indian Energy Exchange Ltd. (c)	2,335,944	4,723,772
Infosys Ltd.	650,586	12,747,607
Kotak Mahindra Bank Ltd.	226,198	5,188,966
Page Industries Ltd.	11,795	7,286,183
Reliance Industries Ltd.	997,411	31,686,116
Sapphire Foods India Ltd.	254,683	3,697,760
Tata Consultancy Services Ltd.	190,635	7,965,014
Vijaya Diagnostic Centre Pvt Ltd.	196,617	849,108
Voltas Ltd.	274,995	3,495,632
Zomato Ltd. (a)	272,749	161,936
TOTAL INDIA		145,307,779
Indonesia - 0.4%
PT Bank Central Asia Tbk	8,719,999	4,336,108
Japan - 6.1%
BASE, Inc. (a)(b)	1,321,177	3,733,097
Demae-Can Co. Ltd. (a)(b)	911,628	4,377,530
Freee KK (a)(b)	506,029	12,326,493
Hennge K.K. (a)(b)	589,332	4,778,837
Lifenet Insurance Co. (a)	443,933	2,746,906
Money Forward, Inc. (a)	419,751	10,882,989
SHIFT, Inc. (a)	41,138	6,465,422
Uzabase, Inc. (a)	487,309	2,980,340
Z Holdings Corp.	4,835,441	17,089,601
TOTAL JAPAN		65,381,215
Korea (South) - 4.7%
Gabia, Inc.	128,155	1,161,794
ILJIN Hysolus Co. Ltd. (a)	4,000	109,847
Kakao Pay Corp. (a)(b)	175,625	8,490,208
LG Energy Solution (a)(b)	3,400	1,104,533
Samsung Electronics Co. Ltd.	837,270	39,483,990
TOTAL KOREA (SOUTH)		50,350,372
Mauritius - 1.1%
MakeMyTrip Ltd. (a)	361,695	11,574,240
Netherlands - 1.2%
ASML Holding NV (Netherlands)	8,402	4,829,120
NXP Semiconductors NV	42,417	7,799,638
Yandex NV Series A (a)(b)(d)	153,309	525,825
TOTAL NETHERLANDS		13,154,583
Singapore - 2.8%
DBS Group Holdings Ltd.	315,400	7,196,907
Oversea-Chinese Banking Corp. Ltd.	1,297,000	10,991,687
United Overseas Bank Ltd.	616,600	12,301,997
TOTAL SINGAPORE		30,490,591
Taiwan - 10.3%
GlobalWafers Co. Ltd.	278,000	4,197,639
MediaTek, Inc.	172,000	3,950,097
Taiwan Semiconductor Manufacturing Co. Ltd.	5,230,892	89,417,845
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	141,218	12,494,969
TOTAL TAIWAN		110,060,550
United Kingdom - 1.4%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/23/23 (a)(c)	331,225	9,579,427
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(c)	150,920	4,877,103
TOTAL UNITED KINGDOM		14,456,530
United States of America - 3.4%
Array Technologies, Inc. (a)	341,642	5,756,668
ATRenew, Inc. ADR (a)(b)	176,025	447,104
Li Auto, Inc. ADR (a)	226,897	7,451,297
NVIDIA Corp.	32,986	5,991,247
onsemi (a)	105,773	7,063,521
Smart Share Global Ltd. ADR (a)(b)	726,500	864,535
Snap, Inc. Class A (a)	851,800	8,415,784
Space Exploration Technologies Corp. Class A (a)(d)(e)	11,000	770,000
TOTAL UNITED STATES OF AMERICA		36,760,156
Vietnam - 0.3%
Vietnam Dairy Products Corp.	1,043,400	3,257,176
TOTAL COMMON STOCKS (Cost $1,190,533,850)		1,016,994,584

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
China - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	23,366	3,353,956
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	128,423	1,151,954
		4,505,910
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	220,609	9,659,404
TOTAL PREFERRED STOCKS (Cost $11,932,240)		14,165,314

Convertible Bonds - 0.5%
	Principal Amount (f)	Value ($)
Cayman Islands - 0.5%
ZKH Group Ltd. 8% 12/23/22 (d)(e) (Cost $4,868,356)	4,868,356	4,868,356

Money Market Funds - 7.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	40,896,168	40,904,347
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	41,996,422	42,000,622
TOTAL MONEY MARKET FUNDS (Cost $82,904,969)		82,904,969

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $1,290,239,415)	1,118,933,223
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(46,058,046)
NET ASSETS - 100.0%	1,072,875,177

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,187,340 or 14.4% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,144,266 or 0.9% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	2,560,310
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,824,011
Space Exploration Technologies Corp. Class A	2/16/21	461,989
ZKH Group Ltd. 8% 12/23/22	2/24/22	4,868,356

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	169	321,665,385	280,761,207	155,431	-	-	40,904,347	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	124,530,059	268,983,225	351,512,662	403,621	-	-	42,000,622	0.1%
Total	124,530,228	590,648,610	632,273,869	559,052	-	-	82,904,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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